Separation of Kyndryl - Cash flows (Details) - Managed infrastructure services unit - Disposed by separation - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Divestitures
Net cash provided by/(used in) operating activities		$ 1,612	$ 4,403
Net cash provided by/(used in) investing activities	$ 48	$ (380)	$ (935)